UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		Total JIADE LIMITED's Shareholders' Equity IPO CNY (¥)	Total JIADE LIMITED's Shareholders' Equity Over-Allotment Option CNY (¥)	Total JIADE LIMITED's Shareholders' Equity CNY (¥)	Total JIADE LIMITED's Shareholders' Equity USD ($)	Ordinary Shares IPO Class A shares		Ordinary Shares IPO Class B shares	[1]	Ordinary Shares Over-Allotment Option Class A shares	Ordinary Shares Class A shares		Ordinary Shares Class B shares		Common Stock, Issued IPO Class A CNY (¥)	Common Stock, Issued IPO Class B CNY (¥)	Common Stock, Issued Over-Allotment Option Class A CNY (¥)	Common Stock, Issued Class A CNY (¥)	Common Stock, Issued Class A USD ($)	Common Stock, Issued Class B CNY (¥)	Common Stock, Issued Class B USD ($)	Common Stock, Subscribed IPO Class B CNY (¥)	Common Stock, Subscribed Class B CNY (¥)	Common Stock, Subscribed Class B USD ($)	Additional Paid-in Capital IPO CNY (¥)	Additional Paid-in Capital Over-Allotment Option CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves IPO CNY (¥)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Other Comprehensive Income (loss) IPO CNY (¥)	Accumulated Other Comprehensive Income (loss) CNY (¥)	Accumulated Other Comprehensive Income (loss) USD ($)	Retained Earnings IPO CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Non-controlling Interests IPO CNY (¥)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	IPO CNY (¥)	Over-Allotment Option CNY (¥)	Class A shares	Class B shares	CNY (¥)	USD ($)
Beginning balance, Shares at Dec. 31, 2023 | shares	[1]										1,727,393		1,052,063
Beginning balance, Amount at Dec. 31, 2023				¥ 17,675,604														¥ 1,239		¥ 754			¥ (1,993)				¥ 2,729,084			¥ 1,494,652						¥ 13,451,868			¥ 146,139						¥ 17,821,743
Increase (Decrease) in Stockholders' Equity
Issue of ordinary shares, Shares | shares	[1]					250,000				37,500
Issue of ordinary shares, Amount		¥ 39,420,423	¥ 7,865,672												¥ 179		¥ 27								¥ 39,420,034	¥ 7,865,645															¥ 39,420,213	¥ 7,865,672
Effect of the change of shares of par value				165,990																							165,990																		165,990
Net income for the period				5,173,547																																5,173,547			45,579						5,219,126
Statutory reserves																														517,355						(517,355)
Currency translation differences				408,495																													¥ 408,495												408,495
Ending balance, Shares at Jun. 30, 2024 | shares	[1]										2,014,893		1,052,063
Ending balance, Amount at Jun. 30, 2024				70,709,431														1,445		754			(1,993)				50,180,663			2,012,007			408,495			18,108,060			191,718						70,901,149
Beginning balance, Shares at Dec. 31, 2024 | shares						2,014,893	[1]	1,052,063																																			2,014,893	1,052,063
Beginning balance, Amount at Dec. 31, 2024		¥ 71,149,107													¥ 1,445	¥ 754						¥ (1,993)			¥ 50,180,663				¥ 2,054,975			¥ 418,491			¥ 18,494,772			¥ 149,694			¥ 71,298,801				71,298,801
Increase (Decrease) in Stockholders' Equity
Net income for the period				(4,481,440)																																(4,481,440)			136,063						(4,345,377)	$ (606,591)
Currency translation differences				(678,443)																													(678,443)												(678,443)	(94,707)
Ending balance, Shares at Jun. 30, 2025 | shares											2,014,893	[1]	1,052,063	[1]																													2,014,893	1,052,063
Ending balance, Amount at Jun. 30, 2025				¥ 65,989,224	$ 9,211,739													¥ 1,445	$ 201	¥ 754	$ 105		¥ (1,993)	$ (278)			¥ 50,180,663	$ 7,004,950		¥ 2,054,975	$ 286,863		¥ (259,952)	$ (36,288)		¥ 14,013,332	$ 1,956,186		¥ 285,757	$ 39,890					¥ 66,274,981	$ 9,251,629

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidation, Change of Authorized Share Capital and Issue of Dual of Class Shares effective from June 24, 2025.